RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Non-controlling interests	$ 13,338	$ 12,874
2020 Subsidiary
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary	20.00%	20.00%
Consideration transferred for acquiring additional ownership	$ 14,000	$ 14,000
2020 Subsidiary | Chief Executive Officer
Related Party Transaction [Line Items]
Percentage of non-controlling interest in subsidiary	12.04%	12.04%
Consideration transferred for acquiring additional ownership		$ 4,850
Non-controlling interests	$ 5,373	$ 5,186